Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Income (Loss) by Component (Detail) (USD $) In Thousands, unless otherwise specified				6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2014 Foreign Currency Translation [Member]	Jun. 30, 2013 Foreign Currency Translation [Member]	Jun. 30, 2014 Pension and Other Post-retirement Benefits [Member]	Jun. 30, 2013 Pension and Other Post-retirement Benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, Beginning of period	$ (545)	$ (6,771)	$ (42,600)	$ (1,500)	$ (2,800)	$ (5,300)	$ (40,800)
Net gain (loss) on foreign currency translation				6,200	(300)
Amortization of unrecognized loss included in net loss, net of tax						100	1,300
Accumulated other comprehensive loss, End of period	$ (545)	$ (6,771)	$ (42,600)	$ 4,700	$ 3,100	$ (5,200)	$ (39,500)